Share Capital - Schedule of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Common Stock [Line Items]
Beginning balance, Shares	123,236,813	123,236,813	109,722,975
Issued on exercise of stock options, Shares		1,173,249	2,599,738
Issued on sale of shares under Employee Share Purchase Plan, Shares		55,600	41,800
Issued on sale of shares, Shares			11,400,000
Repurchased under normal course issuer bid, Shares	(1,975,100)	(2,925,100)	(527,700)
Ending balance, Shares		121,540,562	123,236,813
Beginning balance	$ 436,606	$ 436,606	$ 355,709
Issued on exercise of stock options		3,078	6,086
Issued on sale of shares under Employee Share Purchase Plan		231	182
Issued on sale of shares			71,992
Repurchased under normal course issuer bid	(10,836)	(10,362)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid			1,003
Transfer from additional paid-in capital on exercise of options		1,514	3,095
Tax benefit related to share issuance costs			1,410
Ending balance		$ 431,067	$ 436,606